Leases (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Statement Line Items [Line Items]
Interest expenses on lease liabilities | ₪	₪ 88		₪ 128
Expense relating to short-term leases | ₪	0		196
Depreciation of right-of-use asset | ₪	369		433
Total | ₪	₪ 457		₪ 757
U.S. Dollars
Statement Line Items [Line Items]
Interest expenses on lease liabilities | $		$ 27
Expense relating to short-term leases | $		0
Depreciation of right-of-use asset | $		115
Total | $		$ 142